Schedule of financial instruments (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Deposits	kr 3,276	kr 2,573
Other receivables	70,165	76,764
Liabilities associated with cash advances	389,423	354,842
Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Deposits
Trade receivables
Accrued income
Other receivables
Cash
Loans and borrowings (current and non-current)
Convertible debentures
Lease liabilities
Trade and other payables
Liabilities associated with cash advances
Warrant derivative liabilities	2,306,914	128,381
Embedded derivatives in convertible		4,603
Other liabilities
Accrued expenses
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Deposits	3,276	2,573
Trade receivables	27,680	21,015
Accrued income	61,289	29,516
Other receivables	28,862	38,499
Cash	747,601	278,825
Loans and borrowings (current and non-current)	49,302	16,240
Convertible debentures		207,716
Lease liabilities	732,794	642,553
Trade and other payables	421,318	277,089
Liabilities associated with cash advances	389,423	354,842
Warrant derivative liabilities
Embedded derivatives in convertible
Other liabilities	38,530	30,086
Accrued expenses	kr 160,747	kr 146,786